Commitments - Operating lease contracts (Detail) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Summary of commitments [line items]
Future operating lease disbursements	R$ 86,486
payable	1,454,508
receivable	(579,085)
Up to 1 year [member]
Summary of commitments [line items]
Future operating lease disbursements	30,941
payable	220,988
receivable	(84,332)
Between 1 and 5 years [member]
Summary of commitments [line items]
Future operating lease disbursements	55,545
payable	686,108
receivable	(240,756)
More than 5 years [member]
Summary of commitments [line items]
payable	547,412
receivable	R$ (253,997)